Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock, Members' Deficit and Stockholders' Equity (Deficit) (USD $)	Total USD ($)	Common Stock USD ($)	Note Subscription On Perpetual Preferred USD ($)	Subscription Receivable on Common Stock USD ($)	Additional Paid-in Capital USD ($)	Deficit accumulated during the Development Stage USD ($)	Members' Deficit USD ($)	Series G USD ($)	Series G Redeemable Preferred Stock USD ($)	Series G Convertible Preferred Stock USD ($)	Series A	Series A Common Stock	Series A Convertible Preferred Stock USD ($)	Series B	Series B Convertible Preferred Stock USD ($)	Series C	Series C Convertible Preferred Stock USD ($)	Series D USD ($)	Series D Convertible Preferred Stock USD ($)	Series E Convertible Preferred Stock USD ($)	Series F Convertible Preferred Stock USD ($)
Balance at Aug. 17, 2001
Members contribution							100,000
Issuance of Common Stock
Net loss							(141,000)
Balance at Dec. 31, 2001							(41,000)
Members contribution							250,000
Issuance of Common Stock
Net loss							(391,000)
Balance at Dec. 31, 2002							(182,000)
Members contribution							195,000
Issuance of Common Stock
Net loss							(519,000)
Balance at Dec. 31, 2003							(506,000)
Members contribution							1,110,000
Issuance of Common Stock
Net loss							(854,000)
Balance at Dec. 31, 2004							(250,000)
Members contribution							780,000
Issuance of Common Stock
Net loss							(1,386,000)
Balance at Dec. 31, 2005							(856,000)
Members contribution							250,000
Effect of the Reorganization Transactions (in shares)		20,000,000
Effect of the Reorganization Transactions	(606,000)	20,000			2,665,000	(3,291,000)	606,000
BTHC transactions (in shares)		2,210,000
BTHC transactions		2,000			(2,000)
Offering costs	(2,778,000)				(2,778,000)
Warrants issued for equity placement services	1,231,000				1,231,000
Issuance of common stock (in shares)		10,437,000
Issuance of common stock	10,382,000	11,000			10,371,000
Issuance of Common Stock
For services (in shares)		1,350,000
For services	1,350,000	1,000			1,349,000
Stock-based compensation	842,000				842,000
Warrants issued for services	222,000				222,000
Warrants issued with promissory note	638,000				638,000
Net loss	(6,584,000)					(6,584,000)
Balance at Dec. 31, 2006	4,697,000	34,000			14,538,000	(9,875,000)
Balance (in shares) at Dec. 31, 2006		33,997,000
Offering costs	(382,000)				(382,000)
Warrants issued for equity placement services	169,000				169,000
Issuance of common stock (in shares)		1,370,000
Issuance of common stock	1,370,000	1,000			1,369,000
Issuance of Common Stock
From exercise of warrants (in shares)		3,000
From exercise of warrants	3,000				3,000
Stock-based compensation	427,000				427,000
Net loss	(6,072,000)					(6,072,000)
Balance at Dec. 31, 2007	212,000	35,000			16,124,000	(15,947,000)
Balance (in shares) at Dec. 31, 2007		35,370,000
Issuance of Preferred Stock (in shares)													1,000,000		550,000		2,000,000
Issuance of Preferred Stock	4,550,000				4,546,000								1,000		1,000		2,000
Warrants issued and beneficial conversion feature	911,000				911,000
Issuance of Common Stock
For services (in shares)		3,041,000
For services	596,000	3,000			593,000
Stock-based compensation	735,000				735,000
Deemed Dividend					1,582,000	(1,582,000)
Net loss	(6,571,000)					(6,571,000)
Balance at Dec. 31, 2008	433,000	38,000			24,491,000	(24,100,000)							1,000		1,000		2,000
Balance (in shares) at Dec. 31, 2008		38,411,000											1,000,000		550,000		2,000,000
Issuance of Preferred Stock	3,682,000				3,682,000
Preferred Stock Subscription
Issuance of Common Stock
For services (in shares)		1,208,000
From conversion of preferred stock (in shares)		3,727,000											(400,000)		(150,000)
For services	942,000	1,000			941,000
From conversion of preferred stock		4,000			(3,000)										(1,000)
From conversion of debt (in shares)		2,000,000
From conversion of debt	500,000	2,000			498,000
From exercise of warrants (in shares)		4,392,000
From exercise of warrants	963,000	4,000	(2,700,000)		3,659,000
From cashless exercise of warrants and options (in shares)		3,510,000
From cashless exercise of warrants and options	283,000	4,000			279,000
For cash (in shares)		2,787,000
For cash	1,400,000	3,000			1,397,000
Stock-based compensation	410,000				410,000
Warrants issued for services	281,000				281,000
Options issued for services	106,000				106,000
Deemed Dividend	(869,000)				3,163,000	(4,032,000)
Cumulative effect adjustment-warrant liabilities	(1,274,000)				(1,704,000)	430,000
Equity placement shares	(250,000)				(250,000)
Deemed dividend on preferred stock	(364,000)					(364,000)
Net loss	(8,513,000)		(9,000)			(8,504,000)
Balance at Dec. 31, 2009	(2,270,000)	56,000	(2,709,000)		36,950,000	(36,570,000)							1,000				2,000
Balance (in shares) at Dec. 31, 2009		56,035,000											600,000		400,000		2,000,000
Preferred Stock Subscription (in shares)																					1,000
Preferred Stock Subscription	0																				0
Issuance of Common Stock
For services (in shares)		749,000
For services	1,085,000	1,000			1,084,000
From conversion of preferred stock and options (in shares)		800,000											(100,000)		(100,000)						(1,000)
From conversion of preferred stock and options		1,000			(1,000)
From exercise of warrants (in shares)		5,063,000
From exercise of warrants	1,493,000	5,000	(3,254,000)	(5,000)	4,747,000
From cashless exercise of warrants and options (in shares)		1,531,000
From cashless exercise of warrants and options	1,538,000	2,000			1,536,000
For cash (in shares)		10,593,000
For cash	10,190,000	10,000			10,181,000
Stock-based compensation	2,068,000				2,068,000
Warrants reclassified to equity	805,000				805,000
Deemed dividend on preferred stock	(1,037,000)					(1,037,000)
Accrued and paid dividend on preferred stock	(524,000)					(524,000)
Swap notes Receivable and Perpetual Preferred Stock	4,763,000		5,963,000		(1,200,000)
Net loss	(12,723,000)					(12,723,000)
Balance at Dec. 31, 2010	5,389,000	75,000		(5,000)	56,170,000	(50,854,000)							1,000				2,000				0
Balance (in shares) at Dec. 31, 2010		74,771,000											500,000		300,000		2,000,000
Issuance of Common Stock
For services (in shares)		150,000
For services	303,000				303,000
From cashless exercise of warrants (in shares)		55,000
From cashless exercise of warrants	26,000				26,000
From exercise of options and warrants (in shares)		1,060,000
From exercise of options and warrants	527,000	1,000			526,000
For cash (in shares)		4,000,000
For cash	3,358,000	4,000			3,354,000
Stock-based compensation	3,541,000				3,541,000
Warrants issued for services	75,000				75,000
Warrants issued with promissory note	75,000
Stock subscription	5,000			5,000
Accrued dividend on preferred stock	(430,000)					(430,000)												(108,000)
Net loss	(9,171,000)					(9,171,000)
Balance at Dec. 31, 2011	3,623,000	80,000			63,995,000	(60,455,000)							1,000				2,000				0
Balance (in shares) at Dec. 31, 2011		80,036,000											500,000		300,000		2,000,000
Issuance of convertible redeemable Series G preferred stock, net of issuance costs of $59 (in shares)										5,000,000
Issuance of convertible redeemable Series G preferred stock, net of issuance costs of $59										4,941,000
Beneficial conversion feature for Series G preferred stock	1,375,000				1,375,000					(1,375,000)
Issuance of Common Stock
For services (in shares)		335,000
From conversion of preferred stock (in shares)		2,000,000											(500,000)
For services	59,000				59,000
From conversion of preferred stock		2,000			(1,000)								(1,000)
For cash (in shares)		5,000,000
For cash	2,084,000	5,000			2,079,000
From exercise of options (in shares)		18,000
From exercise of options	4,000				4,000
Stock-based compensation	2,361,000				2,361,000
Warrants issued for services	73,000				73,000
Warrants issued with promissory note	73,000
Accrued dividend on preferred stock	(222,000)					(222,000)				93,000								0
Reversal of dividend accreted	93,000					93,000		93,000		(93,000)
Deemed dividend on preferred stock	(1,375,000)					(1,375,000)				1,375,000
Accrued and paid dividend on preferred stock								(1,375,000)
Net loss	(9,833,000)					(9,833,000)
Balance at Dec. 31, 2012	(1,758,000)	87,000			69,945,000	(71,792,000)				4,941,000
Balance (in shares) at Dec. 31, 2012		87,389,000								5,000,000					300,000
Issuance of Common Stock
From conversion of debt (in shares)																8,000,000
Balance at Jan. 22, 2013
Balance at Dec. 31, 2012	(1,758,000)	87,000			69,945,000	(71,792,000)											2,000
Balance (in shares) at Dec. 31, 2012		87,389,000													300,000		2,000,000
Issuance of Common Stock
For services (in shares)		650,000
From conversion of preferred stock (in shares)		8,000,000															(2,000,000)
For services	68,000	1,000			67,000
From conversion of preferred stock		8,000			(6,000)												(2,000)
For cash (in shares)	16,325,000	16,325,000
For cash	3,273,000	16,000			3,257,000
Stock-based compensation	409,000				409,000
Warrants issued with promissory note	0
Accrued dividend on preferred stock																		0
Reversal of dividend accreted								93,000
Accrued and paid dividend on preferred stock								(1,375,000)										(2,480,000)
Net loss	(1,712,000)					(1,712,000)
Balance at Mar. 31, 2013	$ 280,000	$ 112,000			$ 73,672,000	$ (73,504,000)				$ 4,941,000
Balance (in shares) at Mar. 31, 2013		112,364,000								5,000,000					300,000